Vanguard Global Equity Fund | Retail
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Global Equity Fund Retail) Vanguard Global Equity Fund	One Year	Five Years	Ten Years
Vanguard Global Equity Fund - Investor Shares	27.65%	16.49%	7.80%
Vanguard Global Equity Fund - Investor Shares Return After Taxes on Distributions	27.21%	16.14%	7.14%
Vanguard Global Equity Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	16.04%	13.43%	6.33%
Vanguard Global Equity Fund - Investor Shares MSCI ACWI Index	22.80%	14.92%	7.17%
Vanguard Global Equity Fund - Investor Shares Spliced Global Equity Index	22.80%	14.92%	7.33%